Consolidated Statement of Profit or Loss and Other Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenue
Revenue from Program Fees	$ 1,578,287	$ 929,319	$ 937,415
Less: Contractual payments to gyms	(935,823)	(537,012)	(574,025)
Net Revenue from Program Fees	642,464	392,307	363,390
Saas Revenue	289,660
Other Income	445,797	170,005	1,173,421
Total Revenue	1,377,921	562,312	1,536,811
Expenses
Program expenses	213,410	160,578	229,848
Employee salaries and benefits	5,708,574	5,504,592	4,219,655
Advertising fees	442,003	452,762	708,379
Professional fees	1,068,458	1,097,786	535,371
IT costs	483,102	566,708	633,219
Other expenses	1,831,041	1,568,241	1,440,199
Investor relations and corporate advisory expenses	4,780,451	160,586	13,334
Listing and compliance expenses	1,758,214	701,411	332,737
Share based payments	9,716,016	4,521,598	2,365,384
Depreciation and amortization	1,066,503	520,697	360,021
Net foreign exchange loss/(gain)	12,618	(146,543)	(47,359)
Total operating expenses	27,080,390	15,108,416	10,790,788
Operating loss	(25,702,469)	(14,546,104)	(9,253,977)
Fair Value movement in financial liability		(3,400,685)	6,870,729
Finance costs	314,498	3,262,927	4,472,730
Loss before income tax expense	(26,016,967)	(14,408,346)	(20,597,436)
Loss after income tax expense for the period	(26,016,967)	(14,408,346)	(20,597,436)
Other comprehensive loss, net of tax	(47,386)	(20,710)	(36,465)
Total comprehensive loss for the period attributable to the owners of Mixed Martial Arts Group Limited	$ (26,064,353)	$ (14,429,056)	$ (20,633,901)
Basic loss per share	$ (1.99)	$ (1.40)	$ (5.26)
Diluted loss per share	$ (1.99)	$ (1.40)	$ (5.26)